Reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reserves

	2017	2016
	RMB million	RMB million
Share premium
At January 1	14,131	14,131
Addition (Note 47(ii))	1,051	—

At December 31	15,182	14,131

Fair value reserve
At January 1	209	55
Change in fair value of available-for-sale equity securities	47	148
Change in fair value of derivative financial instruments	19	6

At December 31	275	209

Statutory and discretionary surplus reserve
At January 1	1,957	1,552
Appropriations to reserves (Note (a))	492	405

At December 31	2,449	1,957

Other reserve
At January 1	121	123
Share of an associate’s reserves movement	1	(2)
Dilution and change in non-controlling interests and other reserves	113	—

At December 31	235	121

Retained profits
At January 1	17,220	13,366
Profit for the year	5,961	5,044
Appropriations to reserves (Note (a))	(492)	(405)
Dividends approved in respect of the previous year	(982)	(785)

At December 31	21,707	17,220

Total	39,848	33,638

Final Dividend Proposed after the End of Reporting Year Payable to Equity Shareholders of the Company

Dividends payable to equity shareholders of the Company attributable to the year:

	2017	2016
	RMB million	RMB million
Final dividend proposed after the end of the reporting year of RMB0.10 per share (2016: RMB0.10 per share) (inclusive of applicable tax)	1,009	982